Product Inventory (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) MBbls	Dec. 31, 2020 USD ($) $ / bbl MBbls
Proved Developed and Undeveloped Oil and Gas Reserve Quantities [Line Items]
Number of barrels of crude oil in inventory | MBbls	0	227.9
Inventories valuation rate | $ / bbl		25.57
Product inventory recorded as an expense	$ 5.8
Cost of inventories capitalized		$ 11.7